Supplemental Guarantor Financial Information - Additional Information (Detail) - USD ($) $ in Millions	Jul. 13, 2020	Apr. 03, 2020	May 15, 2019	Feb. 11, 2019	Jan. 23, 2019	Apr. 04, 2018	Aug. 21, 2017	Dec. 16, 2016	Jan. 25, 2016	Jan. 27, 2014	Jan. 17, 2013	Jul. 16, 2012	Mar. 14, 2011	Jan. 24, 2011	Jan. 06, 2010	Jul. 07, 2020
Disclosure of supplemental guarantor information [line items]
Maturity date															2040
Principal amount								$ 300
Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Principal amount				$ 5,100
Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued					$ 15,500
Principal amount						$ 10,000		2,100
8.2% notes due on 2039 [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued													$ 1,250
Interest rate													8.20%
Maturity date													2039
Notes due 2023 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued																$ 129
Interest rate				3.30%												2.625%
Maturity date	2023			2023
Principal amount				$ 167												$ 1,500
Notes due 2023 [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate				2.50%
Maturity date				2022
Notes due 2021 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate																3.30%
Principal amount				$ 189
Notes due 2033 [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued								$ 298
4.439% notes due 2048 [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued							$ 1,700
Interest rate							4.439%
Maturity date							2048
3.500% fixed rate note due on 2024 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued				$ 846
Interest rate				3.50%
Maturity date				2024
6.375% notes due 2040 [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued															$ 500
Interest rate															6.375%
Maturity date															2040
Notes due 2040 [Member]
Disclosure of supplemental guarantor information [line items]
Notes issued		$ 1,000
Interest rate		4.35%
Maturity date		2040
Notes due 2040 [Member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Remaining principal															$ 240
Notes due 2030 [Member]
Disclosure of supplemental guarantor information [line items]
Notes issued		$ 1,750
Interest rate		3.50%
Maturity date		2030
Principal amount		$ 6,000
Notes due 2050 [Member]
Disclosure of supplemental guarantor information [line items]
Notes issued		$ 2,250
Interest rate		4.50%
Maturity date		2050
Notes due 2060 [Member]
Disclosure of supplemental guarantor information [line items]
Notes issued		$ 1,000
Interest rate		4.60%
Maturity date		2060
Fixed interest rate [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Maturity date								2042
Fixed interest rate [member] | Notes due 2022 [member]
Disclosure of supplemental guarantor information [line items]
Maturity date												2022
Remaining principal				$ 525
Principal amount				1,300
Fixed interest rate [member] | Notes due 2022 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Remaining principal				454
Principal amount				$ 725
Fixed interest rate [member] | Notes due 2022 [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued												$ 3,000
Interest rate				2.50%								2.50%
Principal amount				$ 285
Fixed interest rate [member] | Notes due 2042 [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued												$ 1,000
Interest rate								4.95%				3.75%
Principal amount								$ 1,490
Fixed interest rate [member] | Notes due 2023 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued									$ 6,000
Maturity date				2023
Fixed interest rate [member] | Notes due 2023 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued									$ 34,500		$ 600
Interest rate									3.30%
Principal amount				$ 2,900
Fixed interest rate [member] | Notes Due 2043 [member]
Disclosure of supplemental guarantor information [line items]
Interest rate											4.00%
Maturity date											2043
Fixed interest rate [member] | Notes Due 2043 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued											$ 750
Interest rate											2.625%
Maturity date											2023
Fixed interest rate [member] | Notes Due 2024 [Member]
Disclosure of supplemental guarantor information [line items]
Notes issued						$ 1,500
Interest rate						3.50%
Maturity date						2024
Fixed interest rate [member] | Notes Due 2024 [Member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued										$ 2,300
Interest rate										3.70%
Maturity date										2024
Principal amount										$ 865
Fixed interest rate [member] | Notes due 2044 [member]
Disclosure of supplemental guarantor information [line items]
Interest rate										4.625%
Maturity date										2044
Fixed interest rate [member] | Notes due 2044 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Maturity date										2044
Remaining principal										$ 850
Fixed interest rate [member] | Notes due 2021 [member]
Disclosure of supplemental guarantor information [line items]
Interest rate														4.375%
Fixed interest rate [member] | Notes due 2021 [member] | Notes To Be Redeemable [member]
Disclosure of supplemental guarantor information [line items]
Notes redeemable				$ 315
Fixed interest rate [member] | Notes due 2021 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate				4.375%
Maturity date				2021					2026
Principal amount				$ 215					$ 500
Fixed interest rate [member] | Notes due 2021 [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued														$ 500
Maturity date														2021
Fixed interest rate [member] | Notes due 2026 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate									3.65%
Maturity date									2036
Principal amount				812					$ 11,000
Fixed interest rate [member] | Notes due 2026 [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued			$ 3,300
Interest rate			3.65%
Maturity date			2026
Principal amount				8,500
Fixed interest rate [member] | Notes due 2036 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate									4.70%
Maturity date									2046
Principal amount									$ 6,000
Fixed interest rate [member] | Notes due 2036 [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued			$ 5,300
Interest rate			4.70%
Maturity date			2036
Principal amount				5,400
Fixed interest rate [member] | Notes due 2046 [member]
Disclosure of supplemental guarantor information [line items]
Interest rate									4.90%
Fixed interest rate [member] | Notes due 2046 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Maturity date									2021
Principal amount									$ 11,000
Fixed interest rate [member] | Notes due 2046 [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued			$ 9,500
Interest rate			4.90%
Maturity date			2046
Principal amount				9,500
Fixed interest rate [member] | Notes due 2033 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate								6.625%
Maturity date								2033
Fixed interest rate [member] | Notes due 2035 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate								5.875%
Maturity date								2035
Fixed interest rate [member] | Notes due 2042 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Maturity date												2042
Fixed interest rate [member] | Notes due 2048 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued						$ 2,500
Interest rate						4.60%
Maturity date						2048
Fixed interest rate [member] | Notes due 2024 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued						$ 500
Maturity date						2024
Fixed interest rate [member] | Notes due 2024 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Maturity date										2024
Fixed interest rate [member] | Notes due 2028 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued						$ 2,500
Interest rate						4.00%
Maturity date						2028
Fixed interest rate [member] | Notes due 2038 [Member]
Disclosure of supplemental guarantor information [line items]
Notes issued						$ 1,500
Interest rate						4.375%
Maturity date						2038
Fixed interest rate [member] | Notes due 2058 [Member]
Disclosure of supplemental guarantor information [line items]
Notes issued						$ 1,500
Interest rate						4.75%
Maturity date						2058
Fixed interest rate [member] | Notes due 2029 [Member]
Disclosure of supplemental guarantor information [line items]
Notes issued					$ 4,300
Interest rate					4.75%
Maturity date					2029
Fixed interest rate [member] | Notes due 2049 [Member]
Disclosure of supplemental guarantor information [line items]
Notes issued					$ 4,000
Interest rate					5.55%
Maturity date					2049
Fixed interest rate [member] | Notes due 2025 [Member]
Disclosure of supplemental guarantor information [line items]
Notes issued					$ 2,500
Interest rate					4.15%
Maturity date					2025
Fixed interest rate [member] | Notes due 2039 [Member]
Disclosure of supplemental guarantor information [line items]
Notes issued					$ 2,000
Interest rate					5.45%
Maturity date					2039
Fixed interest rate [member] | Notes due 2059 [Member]
Disclosure of supplemental guarantor information [line items]
Notes issued					$ 2,000
Interest rate					5.80%
Maturity date					2059
Fixed interest rate [member] | Notes due 2031 [Member]
Disclosure of supplemental guarantor information [line items]
Notes issued					$ 750
Interest rate					4.90%
Maturity date					2031
Floating interest rate [member] | Notes Due 2024 [Member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued				$ 271
Maturity date				2024
Floating interest rate [member] | Notes due 2021 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Maturity date				2021
Floating interest rate above three-month LIBOR [Member] | Notes due 2021 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate									126.00
Floating interest rate above three-month LIBOR [Member] | Notes due 2024 [member]
Disclosure of supplemental guarantor information [line items]
Interest rate						74.00